Interest Rate Derivatives (Tables)	12 Months Ended
Apr. 24, 2016
Interest Rate Derivatives
Derivative expense realized associated with the amortization of cumulative loss recorded in other comprehensive income (loss) for the interest rate swaps
Fiscal Year Ended
April 27,
2014
Accumulated OCI amortization	$247
Change in deferred taxes	149
Derivative expense	(396)